FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2023	06/30/2023	12/31/2023	06/30/2023
Cash and cash equivalents	24,332,260	48,129,194	69,677	—
Other financial assets	444,743	657,612	17,040,207	11,922,317
Trade receivables	199,666,283	158,006,474	—	—
Other receivables (*)	13,368,459	12,124,724	—	—
Total	237,811,745	218,918,004	17,109,884	11,922,317
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2023	06/30/2023	12/31/2023	06/30/2023
Trade and other payables	156,857,878	142,582,166	7,145,324	8,225,508
Borrowings	145,038,126	168,310,605	—	—
Secured notes	77,998,071	75,213,146	—	—
Lease liability	13,600,289	13,889,223	—	—
Consideration for acquisition of assets	6,684,278	4,993,256	—	—
Total	400,178,642	404,988,396	7,145,324	8,225,508

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	—	—	—
Mutual funds	14,736,104	—	—
Other investments	2,304,103	—	—
Financial liability at fair value
Trade and other payables	—	7,145,324	—

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Schedule of net exposure

Net foreign currency position	12/31/2023
Amount expressed in US$	(6,210,949)